Summary of Significant Accounting Policies: Basic (loss) Per Common Share: Earnings per share (Details) (USD $)	12 Months Ended	20 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Net loss	$ (57,093)	$ (72,663)
Weighted average shares	66,033,000	65,961,692
Net loss per share	$ 0.00	$ 0.00